Disclosure of prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Prepaid expenses	$ 1,464	$ 1,352
Foreign exchange forward contracts designated as cash flow hedges	0	550
Loyalty reward currencies	2,154	58
Current portion of deferred costs	0	3
Prepaid expenses and current portion of other assets	3,618	1,963
Non-current portion of loyalty reward currencies	0	2,661
Other assets	$ 0	$ 2,661